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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                               FORM 13F COVER PAGE


         Report for the Calendar Year or Quarter Ended December 31, 2003

              Check here if Amendment [ ]: Amendment Number:______

This Amendment (Check only one): [__] is a restatement
                                 [__]adds new holding entries


If amended report check here:


PARAMOUNT CAPITAL ASSET MANAGEMENT, INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


787 Seventh Avenue, 48th floor, New York, New York 10019
--------------------------------------------------------------------------------
Business Address        (Street)        (City)          (State)            (Zip)


Form 13F File Number________________________


The entity submitting this Form and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements and schedules are considered integral parts of this Form

Name:    Lindsay A. Rosenwald, M.D.
         -------------------------------------

Title: Chairman of Paramount Capital Asset Management, Inc., the investment manager of The Aries Master Fund II and Aries Select, Ltd., each a Cayman Island exempted company, the General Partner of the Aries Domestic Fund, L.P. and Aries Domestic Fund II, L.P. and the managing member of each of Aries Select I, LLC and Aries Select II, LLC

Phone:   (212) 554-4300


Signature, Place and Date of Signing:


/s/ Lindsay A. Rosenwald, M.D.
-------------------------------------
[Signature]


New York, New York
-------------------------------------
[City, State]


February 12, 2004
-------------------------------------
[Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.)

[_ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                13F SUMMARY PAGE


Number of Other Included Managers: Four (4)

Form 13F Information Table Entry Total: 162

Form 13F Information Table Value Total: $343,152.30


List other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NO. 1

Form 13F File Number ___

Name:    The Aries Master Fund II, a Cayman Island Exempted Company

NO. 2

Form 13F File Number ___

Name:    Aries Domestic Fund, L.P.

NO. 3

Form 13F File Number ___

Name:    Aries Select, Ltd.

NO. 4

Form 13F File Number ___

Name:    Aries Select I, LLC


Pursuant to General Instruction 2 to Form 13F, the securities over which The Aries Master Fund II, Aries Select, Ltd., Aries Domestic Fund, L.P. and Aries Select I, LLC exercise investment discretion are reported on its behalf on this Form 13F-HR.

                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
             COLUMN 1             COLUMN 2   COLUMN 3   COLUMN 4      COLUMN 5                 COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                       Fair Market    Shares or                                        Voting
                                  Title or   CUSIP       Value        Principal    SH/  Put/  Investment  Other       Authority
          Name of Issuer          Class      Number     (x $1000)     Amount       PRN  Call  Discretion Managers  Sole Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ABGENIX INC                       Common      0339B107    $1,165.84      94,400    SH             X       No. 2           X
                                                            $348.27      28,200    SH             X                       X
                                                          $1,573.39     127,400    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
ADOLOR CORPORATION                Common     00724X102    $1,250.29      62,546    SH             X       No. 2           X
                                                            $282.58      14,136    SH             X                       X
                                                          $1,865.43      93,318    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
AMGEN INC                         Common      31162100    $4,498.31      72,800    SH             X       No. 2           X
                                                            $951.57      15,400    SH             X                       X
                                                          $6,419.98     103,900    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
Arena Pharmaceuticals, Inc.       Common      40047102      $620.00     100,000    SH             X       No. 2           X
                                                            $124.00      20,000    SH             X                       X
                                                            $806.00     130,000    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
ATHEROGENICS INC                  Common      47439104      $289.77      19,500    SH             X       No. 2           X
                                                             $60.93       4,100    SH             X                       X
                                                            $410.14      27,600    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
BIOCRYST PHARMACEUTICALS INC      Common     09058V103      $260.30      38,000    SH             X       No. 2           X
                                                             $54.80       8,000    SH             X                       X
                                                            $369.90      54,000    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
Biogen Idec Inc.                  Common     09062X103    $1,468.00      40,000    SH             X       No. 2           X
                                                            $293.60       8,000    SH             X                       X
                                                          $1,908.40      52,000    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
CELGENE CORP                    Long Calls   151020104        $7.60         380    SH  Calls      X       No. 2           X
                                                              $1.60          80    SH  Calls      X                       X
                                                             $10.80         540    SH  Calls      X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
CELL THERAPEUTICS                 Common     150934107    $3,198.29     368,892    SH             X       No. 2           X
                                                            $729.42      84,132    SH             X                       X
                                                          $4,835.14     557,686    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
CELL THERAPEUTICS               Long Calls   150934107       $24.84         779    SH  Calls      X       No. 2           X
                                                              $4.99         159    SH  Calls      X                       X
                                                             $32.67       1,062    SH  Calls      X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
CERUS CORP                        Common     157085101      $172.52      38,000    SH             X       No. 2           X
                                                             $36.32       8,000    SH             X                       X
                                                            $245.16      54,000    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
CorAutus Genetics Inc.            Common     218139202      $976.33     216,962    SH             X       No. 4           X
                                                            $156.52      34,782    SH             X                       X
                                                          $2,080.92     462,426    SH             X       No. 3           X
------------------------------------------------------------------------------------------------------------------------------------
CYPRESS BIOSCIENCE INC            Common     232674507    $7,880.20     524,298    SH             X       No. 4           X
                                                            $634.28      42,201    SH             X                       X
                                                         $18,306.84   1,218,020    SH             X       No. 3           X
------------------------------------------------------------------------------------------------------------------------------------
Dendreon Corp                     Common     24823Q107      $753.61      93,500    SH             X       No. 2           X
                                                            $254.70      31,600    SH             X                       X
                                                          $1,006.69     124,900    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
Depomed Inc.                      Common     249908104      $487.45      68,752    SH             X       No. 2           X
                                                            $260.16      36,694    SH             X                       X
                                                            $782.41     110,354    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
DOR BIOPHARMA, INC.               Common     258094101      $777.05     996,215    SH             X       No. 4           X
                                                             $15.82      20,284    SH             X                       X
                                                          $1,727.30   2,214,493    SH             X       No. 3           X
------------------------------------------------------------------------------------------------------------------------------------
DOV PHARMACEUTICAL I              Common     259858108      $676.52      50,600    SH             X       No. 2           X
                                                            $344.95      25,800    SH             X                       X
                                                          $1,184.58      88,600    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
DYAX CORP                         Common     26746E103      $630.00      77,300    SH             X       No. 2           X
                                                            $130.40      16,000    SH             X                       X
                                                            $869.61     106,700    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
Encysive Pharmaceuticals Inc.     Common     29256X107      $895.00     100,000    SH             X       No. 2           X
                                                            $179.00      20,000    SH             X                       X
                                                          $1,163.50     130,000    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
             COLUMN 1             COLUMN 2   COLUMN 3   COLUMN 4      COLUMN 5                 COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                       Fair Market    Shares or                                        Voting
                                  Title or   CUSIP       Value        Principal    SH/  Put/  Investment  Other       Authority
          Name of Issuer          Class      Number     (x $1000)     Amount       PRN  Call  Discretion Managers  Sole Shared  None
------------------------------------------------------------------------------------------------------------------------------------
EXELIXIS INC                      Common     30161Q104    $1,083.08     153,628    SH             X       No. 2           X
                                                            $326.13      46,259    SH             X                       X
                                                          $1,410.80     200,113    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
GENTA INC                         Common     37245M207   $42,051.16   4,031,751    SH             X       No. 2           X
                                                          $5,319.05     509,976    SH             X                       X
                                                         $56,725.56   5,438,692    SH             X       No. 1           X
                                                         $23,589.32   2,261,680    SH             X       No. 4           X
                                                          $5,356.28     513,546    SH             X                       X
                                                         $49,326.59   4,729,299    SH             X       No. 3           X
------------------------------------------------------------------------------------------------------------------------------------
GUILFORD PHARMACEUTICALS INC      Common    4011829106      $572.91      84,500    SH             X       No. 2           X
                                                            $119.33      17,600    SH             X                       X
                                                            $799.36     117,900    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
Hi-Tech Pharamcal Co., Inc.       Common     42840B101      $447.13      19,027    SH             X       No. 2           X
                                                            $179.85       7,653    SH             X                       X
                                                            $658.47      28,020    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
ID BIOMEDICAL CORP.               Common     44936D108      $580.65      49,000    SH             X       No. 2           X
                                                            $118.50      10,000    SH             X                       X
                                                            $782.10      66,000    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
ILEX ONCOLOGY INC                 Common     451923106    $1,617.13      76,100    SH             X       No. 2           X
                                                            $364.44      17,150    SH             X                       X
                                                          $2,268.44     106,750    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
IMCLONE SYSTEMS                   Common     45245W109    $1,626.06      41,000    SH             X       No. 2           X
                                                            $398.58      10,050    SH             X                       X
                                                          $1,941.36      48,950    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
IMMUNOMEDICS INC                  Common     452907108    $2,309.32     506,429    SH             X       No. 2           X
                                                            $246.27      54,006    SH             X                       X
                                                          $2,773.72     608,271    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
IMPAX LABORATORIES INC            Common     45256B101      $266.22      18,500    SH             X       No. 2           X
                                                             $57.56       4,000    SH             X                       X
                                                            $395.73      27,500    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
INCYTE PHARMACEUTICALS INC        Common     45337C102       $64.98       9,500    SH             X       No. 2           X
                                                            $123.12      18,000    SH             X                       X
                                                             $92.34      13,500    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
INSPIRE PHARMACEUTIC              Common     457733103      $566.00      40,000    SH             X       No. 2           X
                                                            $113.20       8,000    SH             X                       X
                                                            $735.80      52,000    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
KERYX BIOPHARMACEUTICALS INC      Common     492515101      $274.22      58,972    SH             X       No. 4           X
                                                             $87.83      18,888    SH             X                       X
                                                            $542.84     116,740    SH             X       No. 3           X
------------------------------------------------------------------------------------------------------------------------------------
KING PHARMACEUTICALS              Common     495582108      $306.73      20,100    SH             X       No. 2           X
                                                             $99.19       6,500    SH             X                       X
                                                            $389.13      25,500    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
KOSAN BIOSCIENCES INC             Common     50064W107      $517.67      52,502    SH             X       No. 2           X
                                                            $375.74      38,108    SH             X                       X
                                                            $812.37      82,390    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
La Jolla Pharmaceutical           Common     503459109      $357.84      84,000    SH             X       No. 2           X
                                                             $71.57      16,800    SH             X                       X
                                                            $465.19     109,200    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
MEDIMMUNE INC                     Common     584699102      $875.61      34,500    SH             X       No. 2           X
                                                            $298.22      11,750    SH             X                       X
                                                          $1,364.18      53,750    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
MGI Pharma Inc                    Common     552880106      $780.62      18,970    SH             X       No. 2           X
                                                            $327.14       7,950    SH             X                       X
                                                            $949.74      23,080    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
             COLUMN 1             COLUMN 2   COLUMN 3   COLUMN 4      COLUMN 5                 COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                       Fair Market    Shares or                                        Voting
                                  Title or   CUSIP       Value        Principal    SH/  Put/  Investment  Other       Authority
          Name of Issuer          Class      Number     (x $1000)     Amount       PRN  Call  Discretion Managers  Sole Shared  None
------------------------------------------------------------------------------------------------------------------------------------
NAPRO BIOTHERAPEUTICS INC         Common     630795102      $289.20     146,800    SH             X       No. 2           X
                                                            $171.39      87,000    SH             X                       X
                                                            $380.60     193,200    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
Nektar Therapeutics               Common     640268108    $1,629.12     119,700    SH             X       No. 2           X
                                                            $412.38      30,300    SH             X                       X
                                                          $2,245.65     165,000    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
NEOPROBE                          Common     640518106       $92.32     297,800    SH             X       No. 2           X
                                                              $0.00                SH             X                       X
                                                            $217.68     702,200    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
NEOSE TECHNOLOGIES. INC           Common     640522108    $1,399.84     152,157    SH             X       No. 4           X
                                                            $299.31      32,534    SH             X                       X
                                                          $3,095.60     336,478    SH             X       No. 3           X
------------------------------------------------------------------------------------------------------------------------------------
NOVAVAX INC                       Common     670002104      $300.00      50,000    SH             X       No. 2           X
                                                             $60.00      10,000    SH             X                       X
                                                            $390.00      65,000    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
NPS PHARMACEUTICALS               Common     62936P103    $2,840.97      92,600    SH             X       No. 2           X
                                                            $863.64      28,150    SH             X                       X
                                                          $2,615.47      85,250    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
Nuvelo, Inc.                      Common     67072M103      $631.75     180,500    SH             X       No. 2           X
                                                            $222.60      63,600    SH             X                       X
                                                            $897.75     256,500    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
ONYX PHARMACEUTICALS              Common     683399109    $1,064.44      37,706    SH             X       No. 2           X
                                                            $228.10       8,080    SH             X                       X
                                                          $1,530.46      54,214    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
Pharmion Corp.                    Common     71715B409    $2,275.30     149,200    SH             X       No. 2           X
                                                            $617.63      40,500    SH             X                       X
                                                          $3,588.33     235,300    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
PROGENICS PHARMA                  Common     743187106    $1,077.89      57,152    SH             X       No. 2           X
                                                            $364.60      19,332    SH             X                       X
                                                          $1,669.41      88,516    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
PROTEIN DESIGN LABS INC           Common     74369L103      $716.00      40,000    SH             X       No. 2           X
                                                            $143.20       8,000    SH             X                       X
                                                            $930.80      52,000    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
REPLIGEN CORP.                    Common     759916109        $0.00                SH             X       No. 2           X
                                                              $0.00                SH             X                       X
                                                            $799.93     183,050    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
REPLIGEN CORP.                  Long Calls   759916109       $61.75         950    SH  Calls      X       No. 2           X
                                                             $13.00         200    SH  Calls      X                       X
                                                             $87.75       1,350    SH  Calls      X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
SEATTLE GENETICS INC              Common     812578102      $410.12      47,800    SH             X       No. 2           X
                                                            $228.23      26,600    SH             X                       X
                                                            $571.43      66,600    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
SUPERGEN INC                      Common     868059106    $2,310.01     210,001    SH             X       No. 2           X
                                                            $550.00      50,000    SH             X                       X
                                                          $3,189.99     289,999    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
TELIK INC                         Common     87959M109    $1,101.70      47,900    SH             X       No. 2           X
                                                            $264.50      11,500    SH             X                       X
                                                          $1,738.80      75,600    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
UNITED THERAP                     Common    921307C102    $1,604.21      69,900    SH             X       No. 2           X
                                                            $454.41      19,800    SH             X                       X
                                                          $2,214.68      96,500    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
Vion Pharmaceuticals Inc          Common     927624106      $501.71     317,540    SH             X       No. 2           X
                                                            $100.55      63,640    SH             X                       X
                                                            $654.00     413,925    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
WYETH                             Common     983024100      $806.55      19,000    SH             X       No. 2           X
                                                            $284.42       6,700    SH             X                       X
                                                          $1,146.15      27,000    SH             X       No. 1           X
------------------------------------------------------------------------------------------------------------------------------------
                                                        $343,152.30
                                                       =============